Equity-Based Compensation (Total Compensation Cost for Equity-Based Arrangements) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 2	$ 2	$ 7
Performance Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	1	1	5
Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	0	0	0
Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1	$ 1	$ 2